Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Purchased property and equipment	$ 178	$ 422
Cost of disposed property and equipment	891
Accumulated amortization of disposed property and equipment	$ 876